Share-Based Payment Transactions (Details 2) - Binomial option pricing model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Dividend yield	0.00%	0.00%
Contractual life	10 years	10 years
Early Exercise Multiple (Suboptimal Factor)	$ 2.5	$ 2.5
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	1.89%	2.01%
Expected volatility	74.40%	77.84%
Exercise price	$ 0.72	$ 1.12
Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	2.31%	2.02%
Expected volatility	77.64%	78.22%
Exercise price	$ 0.98	$ 1.39